Loan Payable (Details) - USD ($)	Dec. 11, 2019	Aug. 02, 2019
Loan Payable [Abstract]
Amount borrowed	$ 6,460,290	$ 717,810
Processing fee		$ 617,317
Deposits	$ 5,878,864